Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 110	$ 199	$ 250	$ 207
Accounts receivable (net of allowance for doubtful accounts of $3)	293	315
Due from Affiliates	6	8
Inventory, Net	374	394
Prepaid expenses	14	14
Income Taxes Receivable	3	0
Deferred income taxes (note 8)	6	10
Other current assets	41	49
Total current assets	847	989
Property and equipment, net	1,016	1,084
Other Assets, Noncurrent	108	89
Income Taxes Receivable, Noncurrent	1	0
Deferred income taxes (note 8)	27	25
Intangible assets, net	493	542
Goodwill	412	432	425
Total assets	2,904	3,161
Current liabilities:
Trade payables	254	308
Short-term borrowings (note 7)	6	3
Accrued expenses and other liabilities	157	166
Accrued interest	83	62
Due to affiliates	3	15
Accrued income taxes	6	2
Deferred income taxes (note 8)	19	19
Current installments of long-term debt (note 7)	29	36
Total current liabilities	557	611
Long-term debt (note 7)	3,081	2,895
Other liabilities	56	51
Pension liabilities (note 10)	311	288
Deferred income taxes (note 8)	47	52
Total liabilities	4,052	3,897
Common Stock, Value, Outstanding	0	0
Deficit:
Additional paid-in capital	606	605
Accumulated deficit	(1,934)	(1,569)
Accumulated other comprehensive income	180	228	217	180
Total Momentive Performance Material's deficit	(1,148)	(736)	(604)	(578)
Noncontrolling interests	0	0	4	4
Total deficit	(1,148)	(736)
Total liabilities and deficit	$ 2,904	$ 3,161